Schedule of other expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Other Expenses
Information technology expenses	$ 1,028	$ 1,404	$ 1,230	$ 1,124
Legal and professional fees	1,296	1,770	496	437
Marketing and advertising	2,077	2,837	2,441	1,948
Rental	4	6	23	315
Others	2,823	3,858	99	171
Total Other expenses	$ 7,228	$ 9,875	$ 4,289	$ 3,995